ENTITY-WIDE DISCLOSURES (Property, plant and equipment, intangible assets, and goodwill by geographic area) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 1,789,058	$ 1,694,755
United States
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	542,005	560,854
Canada
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	60,519	59,604
Honduras
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	350,003	380,825
Caribbean
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	484,373	440,511
Asia-Pacific
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	320,142	223,307
Other
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 32,016	$ 29,654